Supplemental Oil And Gas Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Bcfe	Dec. 31, 2012 Bcfe	Dec. 31, 2013 Bcfe
Reserve Quantities [Line Items]
Multiple acquisitions	561.7	224.2
MRD [Member]
Reserve Quantities [Line Items]
Upward revisions in proved reserve	324.6
MRD [Member] | WildHorse Resources, LLC [Member]
Reserve Quantities [Line Items]
Extensions and discoveries			148.6
Multiple acquisitions		43.5
Terryville Acquisition [Member] | MRD [Member]
Reserve Quantities [Line Items]
Extensions and discoveries	253.7
Multiple acquisitions	31.3
Wyoming Acquisition [Member]
Reserve Quantities [Line Items]
Multiple acquisitions, Largest acquisition	497.2
Eagle Ford Acquisition [Member]
Reserve Quantities [Line Items]
Multiple acquisitions	45.0
Goodrich [Member]
Reserve Quantities [Line Items]
Multiple acquisitions, Largest acquisition		148.9
Stanolind [Member]
Reserve Quantities [Line Items]
Multiple acquisitions		43.6
Menemsha [Member]
Reserve Quantities [Line Items]
Multiple acquisitions, Largest acquisition		23.9
Propel [Member]
Reserve Quantities [Line Items]
Divestiture of Oil and Gas Properties		19.0